Label	Element	Value
AdvisorShares Market Adaptive Unconstrained Income ETF (Prospectus Summary) | AdvisorShares Market Adaptive Unconstrained Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AdvisorShares Market Adaptive Unconstrained Income ETF NYSE Arca Ticker: MAUI
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Market Adaptive Unconstrained Income ETF (the “Fund”) seeks to provide long-term total return and income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondary emphasis on capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year ended June 30, 2016, the Fund’s portfolio turnover rate was 1,303% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1303.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is considered a “fund of funds” and seeks to achieve its investment objective by investing primarily in exchange-traded funds (“ETFs”), as well as other exchange-traded products, including, but not limited to, exchange-traded notes (“ETNs”) and closed-end funds (collectively with ETFs and ETNs, “ETPs”), that offer diversified exposure to various global regions, credit qualities, durations and maturity dates. The Fund primarily invests in domestic and U.S.-listed foreign fixed income ETPs.

In seeking to achieve the Fund’s investment objective, the Fund’s sub-advisor, American Wealth Management ( the “Sub-Advisor”), will employ a proprietary strategy that includes a combination of active sector rotation and disciplined risk management utilizing various quantitative investment methods, including trend-following and momentum.

The Fund’s portfolio will vary greatly over time depending upon the investment opportunities presented by the trading models used by the Sub-Advisor. For example, although the Fund may invest in numerous segments of the bond market simultaneously, on average the Fund will invest in the five segments of the bond market that the Sub-Advisor believes will provide the best opportunities for total return and income. However, during particularly flat to negative periods for bonds, the Fund may take on a defensive role by investing in three or fewer different markets in addition to short term bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund primarily invests in domestic and U.S.-listed foreign fixed income ETPs.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, as described below, that may affect the value of its shares. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Closed-End Fund Risk. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value (“NAV”) of a closed-end fund’s portfolio holdings. There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Exchange-Traded Note Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular reference asset or benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the underlying market. ETNs also may be subject to commodities market risk and credit risk.

Exchange-Traded Product Risk. Through its investments in ETPs, the Fund is subject to the risks associated with the ETPs’ investments or reference assets/benchmark components, including the possibility that the value of the securities or assets held by or linked to an ETP could decrease. These risks include any combination of the risks described below, as well as certain of the other risks described in this section. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and each ETP’s asset allocation.

Concentration Risk. An ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over-weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over-weighted in an industry, group of industries, or sector.

Credit Risk. Certain of the ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or reference asset could cause the ETP’s share price to fall. The ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

Fixed Income Securities Risk. An ETP’s investments in, or exposure to, fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the ETP to hold securities paying lower- than-market rates of interest, which could hurt the Fund’s yield or share price.

Foreign Securities Risk. An ETP’s investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at time, more volatile than securities of comparable U.S. companies. These risks are heightened when investing in emerging market securities.

Income Risk. An ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an ETP’s income producing investments may decline which then may adversely affect the Fund’s value.

Interest Rate Risk. An ETP’s investments in or exposure to fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an ETP’s yield will change over time. During periods when interest rates are low, an ETP’s yield (and total return) also may be low. To the extent that the investment advisor or issuer of an ETP anticipates interest rate trends imprecisely, the ETP could miss yield opportunities or its share price could fall.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Sub-Advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Portfolio Turnover Risk. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”), the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test or asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Trading Risk. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NASDAQ Stock Market LLC (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to Barclays U.S. Aggregate Bond Index, which measures the performance of the U.S. investment grade bond market. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table also shows how the Fund’s performance compares to Barclays U.S. Aggregate Bond Index, which measures the performance of the U.S. investment grade bond market. Both the bar chart and the table assume the reinvestment of all dividends and distributions.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2016 was 6.09%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	-0.48%	Q4/2015
Lowest Return	-3.89%	Q3/2015

Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(0.48%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.89%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
AdvisorShares Market Adaptive Unconstrained Income ETF (Prospectus Summary) | AdvisorShares Market Adaptive Unconstrained Income ETF | Barclays U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2014
AdvisorShares Market Adaptive Unconstrained Income ETF (Prospectus Summary) | AdvisorShares Market Adaptive Unconstrained Income ETF | AdvisorShares Market Adaptive Unconstrained Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.90%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	7.07%
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[1]
TOTAL ANNUAL OPERATING EXPENSES	rr_ExpensesOverAssets	8.24%
FEE WAIVER/EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(6.98%)	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	1,783
5 Years	rr_ExpenseExampleYear05	3,332
10 Years	rr_ExpenseExampleYear10	$ 6,787
Annual Return 2015	rr_AnnualReturn2015	(6.61%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	(6.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2014
AdvisorShares Market Adaptive Unconstrained Income ETF (Prospectus Summary) | AdvisorShares Market Adaptive Unconstrained Income ETF | AdvisorShares Market Adaptive Unconstrained Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.61%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.92%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2014	[3]
AdvisorShares Market Adaptive Unconstrained Income ETF (Prospectus Summary) | AdvisorShares Market Adaptive Unconstrained Income ETF | AdvisorShares Market Adaptive Unconstrained Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.74%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.51%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 2014	[3]

[1]	Total Annual Operating Expenses and Total Annual Operating Expenses After Fee Waiver/Expense Reimbursement in this fee table may not correlate to the expense ratios in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund's pro rata share of the fees and expenses of the exchange-traded funds in which it invests.
[2]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to reduce its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the Fund's average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated, without payment of any penalty, (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days' prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.